31. Investments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Proportion of ownership interest in subsidiary		100.00%
Shareholders'equity (deficit)		$ 59,876	$ 74,215	$ 73,175	$ 81,245
Net income for the year		$ 948	$ 10,363	$ 7,414
Participacoes em Complexos Bioenergeticos S.A.PCBIOS [member] | Country of domicile [member] | Error Segment [Member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		Corporate, other
Proportion of ownership interest in subsidiary		50.00%
Proportion of voting rights held in subsidiary		50.00%
Net income for the year
Country		Brazil
Petrobras Distribuidora S. A.- B R [member] | Country of domicile [member] | Error Segment [Member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary	[1]	Corporate, other
Proportion of ownership interest in subsidiary	[1]	38.00%
Proportion of voting rights held in subsidiary	[1]	38.00%
Shareholders'equity (deficit)		$ 1,850
Net income for the year	[1]	$ 147
Country	[1]	Brazil
Transportadora Brasileira Gasoduto Brasil Bolivia [Member] | Country of domicile [member] | Gas and power segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		Gas & Power
Proportion of ownership interest in subsidiary		51.00%
Proportion of voting rights held in subsidiary		51.00%
Shareholders'equity (deficit)		$ 81
Net income for the year		$ 111
Country		Brazil
Procurement Negocios Eletronicos SAE Petro [member] | Country of domicile [member] | Corporate Segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		Corporate, others
Proportion of ownership interest in subsidiary		72.00%
Proportion of voting rights held in subsidiary		72.00%
Shareholders'equity (deficit)		$ 4
Net income for the year		$ (9)
Country		Brazil
Petrobras Gas S.A.-Gaspetro [member] | Country of domicile [member] | Gas and power segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		Gas & Power
Proportion of ownership interest in subsidiary		51.00%
Proportion of voting rights held in subsidiary		51.00%
Shareholders'equity (deficit)		$ 435
Net income for the year		$ 64
Country		Brazil
Araucaria Nitrogenados S.A. [member] | Country of domicile [member] | Gas and power segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		Gas & Power
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Shareholders'equity (deficit)		$ 32
Net income for the year		$ (49)
Country		Brazil
Termomacae Ltda. [member] | Country of domicile [member] | Gas and power segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		Gas & Power
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Shareholders'equity (deficit)		$ 86
Net income for the year		$ 4
Country		Brazil
Breitener Energetica S.A. [member] | Country of domicile [member] | Gas and power segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		Gas & Power
Proportion of ownership interest in subsidiary		94.00%
Proportion of voting rights held in subsidiary		94.00%
Shareholders'equity (deficit)		$ 139
Net income for the year		$ 6
Country		Brazil
Termobahia S.A. [member] | Country of domicile [member] | Gas and power segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		Gas & Power
Proportion of ownership interest in subsidiary		99.00%
Proportion of voting rights held in subsidiary		99.00%
Shareholders'equity (deficit)		$ 115
Net income for the year		$ 1
Country		Brazil
Baixada Santista Energia S.A. [member] | Country of domicile [member] | Gas and power segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		Gas & Power
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Shareholders'equity (deficit)		$ 68
Net income for the year		$ 13
Country		Brazil
Petrobras Comercializadora de Energia Ltda.PBEN [member] | Country of domicile [member] | Gas and power segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		Gas & Power
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Shareholders'equity (deficit)		$ 12
Net income for the year		$ 7
Country		Brazil
Ibiritermo S.A. [member] | Country of domicile [member] | Gas and power segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		Gas & Power
Proportion of ownership interest in subsidiary		50.00%
Proportion of voting rights held in subsidiary		50.00%
Shareholders'equity (deficit)		$ 23
Net income for the year		$ 9
Country		Brazil
Cia Energetica Manauara S.A. [member] | Country of domicile [member] | Gas and power segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		Gas & Power
Proportion of ownership interest in subsidiary		40.00%
Proportion of voting rights held in subsidiary		40.00%
Shareholders'equity (deficit)		$ 38
Net income for the year		$ 3
Country		Brazil
Brasympe Energia S.A. [member] | Country of domicile [member] | Gas and power segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		Gas & Power
Proportion of ownership interest in subsidiary		20.00%
Proportion of voting rights held in subsidiary		20.00%
Shareholders'equity (deficit)		$ 14
Net income for the year
Country		Brazil
Brentech Energia S.A. [member] | Country of domicile [member] | Gas and power segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		Gas & Power
Proportion of ownership interest in subsidiary		30.00%
Proportion of voting rights held in subsidiary		30.00%
Shareholders'equity (deficit)		$ 20
Net income for the year		$ 6
Country		Brazil
Eolica Mangue Seco 1 Geradora e Comercializadora de Energia Eletrica S.A. [member] | Country of domicile [member] | Gas and power segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		Gas & Power
Proportion of ownership interest in subsidiary		49.00%
Proportion of voting rights held in subsidiary		49.00%
Shareholders'equity (deficit)		$ 4
Net income for the year
Country		Brazil
Eolica Mangue Seco 2 Geradora e Comercializadora de Energia Eletrica S.A. [member] | Country of domicile [member] | Gas and power segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		Gas & Power
Proportion of ownership interest in subsidiary		51.00%
Proportion of voting rights held in subsidiary		51.00%
Shareholders'equity (deficit)		$ 4
Net income for the year
Country		Brazil
Eolica Mangue Seco 3 Geradora e Comercializadora de Energia Eletrica S.A. [member] | Country of domicile [member] | Gas and power segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		Gas & Power
Proportion of ownership interest in subsidiary		49.00%
Proportion of voting rights held in subsidiary		49.00%
Shareholders'equity (deficit)		$ 6
Net income for the year
Country		Brazil
Eolica Mangue Seco 4 Geradora e Comercializadora de Energia Eletrica S.A. [member] | Country of domicile [member] | Gas and power segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		Gas & Power
Proportion of ownership interest in subsidiary		49.00%
Proportion of voting rights held in subsidiary		49.00%
Shareholders'equity (deficit)		$ 5
Net income for the year
Country		Brazil
UEG Araucaria Ltda. [member] | Country of domicile [member] | Gas and power segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		E&P
Proportion of ownership interest in subsidiary		19.00%
Proportion of voting rights held in subsidiary		19.00%
Shareholders'equity (deficit)		$ 26
Net income for the year		$ (39)
Country		Brazil
Energetica SUAPE II [member] | Country of domicile [member] | Gas and power segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		Corporate, others
Proportion of ownership interest in subsidiary		20.00%
Proportion of voting rights held in subsidiary		20.00%
Shareholders'equity (deficit)		$ 82
Net income for the year		$ 24
Country		Brazil
Termoeletrica Potiguar S.A.TEP [member] | Country of domicile [member] | Gas and power segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		Gas & Power
Proportion of ownership interest in subsidiary		20.00%
Proportion of voting rights held in subsidiary		20.00%
Shareholders'equity (deficit)		$ 47
Net income for the year		$ 4
Country		Brazil
Bioenergetica Britaruma S.A. [member] | Country of domicile [member] | Gas and power segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		Gas & Power
Proportion of ownership interest in subsidiary		30.00%
Proportion of voting rights held in subsidiary		30.00%
Net income for the year
Country		Brazil
Nova Transportadora do Sudeste S.A.-NTS [member] | Country of domicile [member] | Gas and power segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		Gas & Power
Proportion of ownership interest in subsidiary		10.00%
Proportion of voting rights held in subsidiary		10.00%
Shareholders'equity (deficit)		$ 412
Net income for the year		$ 490
Country		Brazil
5283 Participacoes Ltda [member] | Country of domicile [member] | Corporate Segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		Corporate, others
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Net income for the year
Country		Brazil
Nitroclor Ltda. [member] | Country of domicile [member] | Refining transportation and marketing segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		RT&M
Proportion of ownership interest in subsidiary		39.00%
Proportion of voting rights held in subsidiary		39.00%
Net income for the year
Country		Brazil
Companhia de Coque Calcinado de Petroleo S.A.Coquepar [member] | Country of domicile [member] | Refining transportation and marketing segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		RT&M
Proportion of ownership interest in subsidiary		45.00%
Proportion of voting rights held in subsidiary		45.00%
Net income for the year
Country		Brazil
Braskem S.A. [member] | Country of domicile [member] | Refining transportation and marketing segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary	[1]	RT&M
Proportion of ownership interest in subsidiary	[1]	36.00%
Proportion of voting rights held in subsidiary	[1]	47.00%
Net income for the year	[1]	$ (1,531)
Country	[1]	Brazil
Deten Quimica S.A. [member] | Country of domicile [member] | Refining transportation and marketing segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		RT&M
Proportion of ownership interest in subsidiary		28.00%
Proportion of voting rights held in subsidiary		28.00%
Shareholders'equity (deficit)		$ 110
Net income for the year		$ 41
Country		Brazil
Petrobras Transporte S.A.-Transpetro [member] | Country of domicile [member] | Refining transportation and marketing segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		RT&M
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Shareholders'equity (deficit)		$ 951
Net income for the year		$ 258
Country		Brazil
Petrobras Logistica de Exploracao e Producao S.A.-PB-LOG [member] | Country of domicile [member] | Exploration and production segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		E&P
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Shareholders'equity (deficit)		$ 86
Net income for the year		$ 256
Country		Brazil
Petrobras Biocombustivel SA [member] | Country of domicile [member] | Biofuels Segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		Corporate,others
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Shareholders'equity (deficit)		$ 275
Net income for the year		$ 30
Country		Brazil
Braspetro Oil Services Company Brasoil [member] | KENTUCKY | Corporate Segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		Corporate,others
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Shareholders'equity (deficit)		$ 110
Net income for the year		$ 2
Country		Cayman Islands
Fundo de Investimento Imobiliario RB LogisticaFII [member] | Country of domicile [member] | Exploration and production segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		E&P
Proportion of ownership interest in subsidiary		99.00%
Proportion of voting rights held in subsidiary		99.00%
Shareholders'equity (deficit)		$ 3
Net income for the year		$ (14)
Country		Brazil
Fabrica Carioca de Catalizadores S.A.FCC [member] | Country of domicile [member] | Refining transportation and marketing segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		RT&M
Proportion of ownership interest in subsidiary		50.00%
Proportion of voting rights held in subsidiary		50.00%
Shareholders'equity (deficit)		$ 40
Net income for the year		$ 14
Country		Brazil
Petrobras International Braspetro PIBBV [member] | NETHERLANDS | Exploration And Production Refining Transportation And Marketing Gas And Power And Distribution Segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		Several
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Shareholders'equity (deficit)		$ 46,266
Net income for the year		$ 5,212
Country		Netherlands
Logum Logistica S.A. [member] | Country of domicile [member] | Refining transportation and marketing segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		RT&M
Proportion of ownership interest in subsidiary		30.00%
Proportion of voting rights held in subsidiary		30.00%
Shareholders'equity (deficit)		$ 157
Net income for the year		$ (64)
Country		Brazil
Petrocoque S.A. Industria e Comercio [member] | Country of domicile [member] | Refining transportation and marketing segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		RT&M
Proportion of ownership interest in subsidiary		50.00%
Proportion of voting rights held in subsidiary		50.00%
Shareholders'equity (deficit)		$ 37
Net income for the year		$ 21
Country		Brazil
Refinaria de Petroleo Riograndense S.A. [member] | Country of domicile [member] | Refining transportation and marketing segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		RT&M
Proportion of ownership interest in subsidiary		33.00%
Proportion of voting rights held in subsidiary		33.00%
Shareholders'equity (deficit)		$ 3
Net income for the year		$ (12)
Country		Brazil
Metanor S.A. - Metanol do Nordeste [member] | Country of domicile [member] | Refining transportation and marketing segment [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		RT&M
Proportion of ownership interest in subsidiary		35.00%
Proportion of voting rights held in subsidiary		35.00%
Shareholders'equity (deficit)		$ 12
Net income for the year		$ 3
Country		Brazil
Refinaria de Mucuripe S.A. [Member] | Country of domicile [member] | RT&M [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary	[2]	RT&M
Proportion of ownership interest in subsidiary	[2]	100.00%
Proportion of voting rights held in subsidiary	[2]	100.00%
Shareholders'equity (deficit)	[2]
Net income for the year	[2]
Country	[2]	Brazil
Refinaria de Manaus S.A. [Member] | Country of domicile [member] | RT&M [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary	[2]	RT&M
Proportion of ownership interest in subsidiary	[2]	100.00%
Proportion of voting rights held in subsidiary	[2]	100.00%
Shareholders'equity (deficit)	[2]
Net income for the year	[2]
Country	[2]	Brazil
Parana Xisto S.A [Member] | Country of domicile [member] | RT&M [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary	[2]	RT&M
Proportion of ownership interest in subsidiary	[2]	100.00%
Proportion of voting rights held in subsidiary	[2]	100.00%
Shareholders'equity (deficit)	[2]
Net income for the year	[2]
Country	[2]	Brazil
Refinaria de Mataripe S.A. [Member] | Country of domicile [member] | RT&M [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary	[2]	RT&M
Proportion of ownership interest in subsidiary	[2]	100.00%
Proportion of voting rights held in subsidiary	[2]	100.00%
Shareholders'equity (deficit)	[2]
Net income for the year	[2]
Country	[2]	Brazil
GNL Gemini Comercializacao e Logistica de Gas LTDA [member] | Country of domicile [member] | Gas & Power [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		Gas & Power
Proportion of ownership interest in subsidiary		40.00%
Proportion of voting rights held in subsidiary		40.00%
Shareholders'equity (deficit)		$ 30
Net income for the year		$ 4
Country		Brazil
Transportadora Sulbrasileira de Gas - TSB [member] | Country of domicile [member] | Gas & Power [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Name of subsidiary		Gas & Power
Proportion of ownership interest in subsidiary		25.00%
Proportion of voting rights held in subsidiary		25.00%
Shareholders'equity (deficit)		$ 4
Net income for the year		$ 1
Country		Brazil

[1]	Equity and net income at September 30, 2020, most current public information.
[2]	Companies legally established, with capital contribution of US$ 58 thousand for each company.